Schedule of detailed information about the maturity of financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)	$ 28,651	$ 24,345	$ 9,586
Borrowings	28,994	29,086	30,083
Lease liabilities	195		2,305
Total	57,840	53,431	41,974
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)	28,651	24,345	9,586
Borrowings	12,194	8,171	1,922
Lease liabilities	55		462
Total	40,900	32,516	11,970
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings	16,800	853	12,323
Lease liabilities	90		1,375
Total	16,890	853	13,698
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings		20,062	8,447
Lease liabilities	50		415
Total	50	20,062	8,862
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables (financial liabilities)
Borrowings			7,391
Lease liabilities			53
Total			$ 7,444